United States Securities
                              Securities and Exchange Commission
                                     Washington, D.C. 20549

                                         Form 13F
                                   Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:       March 31, 2005

Check here if Amendment [  ]; Amendment Number:
         This Amendment (Check only one):  [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Quantitative Investment Advisors, Inc.
                  --------------------------------------------------------------
Address:            55 Old Bedford Road
                  --------------------------------------------------------------
                    Lincoln, MA  01773


Form 13F File Number:                  28- 4108
                                          ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Singing this Report on Behalf of Reporting Manager:

Name:                Elizabeth A. Watson
                  --------------------------------------------------------------
Title:               Executive Vice President
                  --------------------------------------------------------------
Phone:               (781) 259-1144
                  --------------------------------------------------------------

Signature, Place, and Date of Signing;

/s/ Elizabeth A. Watson        Lincoln, MA                    May 12, 2005
-----------------------     --------------------------      -----------------
Signature]                         [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by another manager(s).)

[    ]    13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Column 1             Column 2        Column 3       Column 4     Column 5                 Column 6      Column 7     Column 8
Name of Issuer       Title of Class   Cusip         Value        SHRS    OR    SH    PUT  Investment    Other     Voting Authority
                                                    (x1000) PRN AMT PRN CALL
Discretion Managers Sole Shared None

STATE BK INDIA       GDR             513109900      1,111        28,527       SH            OTHER                    SHARED
SADIA SA             ADR             786326108      429          26,199       SH          OTHER                      SHARED
SAMSUNG
ELECTRS LTD          GDR             796050888      1,089        4,400        SH          OTHER                      SHARED
PLIVA D D            GDR             72917Q202      633          56,000       SH          OTHER                      SHARED
ENI S P A            ADR             26874R108      4,399        33,800       SH          OTHER                      SHARED
REPSOL YPF S A       ADR             76026T205      2,655        100,000      SH          OTHER                      SHARED
TATNEFT              ADR             03737P306      825          25,750       SH          OTHER                      SHARED
COMPANHIA
SIDERURGICA
NATL                 ADR             20440W105      1,115        46,245       SH          OTHER                      SHARED
TELE CENTRO
OESTE CELULAR
PART                 ADR             87923P105      583          58,800       SH          OTHER                      SHARED
MAHINDRA +
MAHINDRA LTD  	GDR    Y54164119       678            59,200       SH           OTHER       SHARED
USINAS
SIDERURGICAS
DE MINAS             ADR             917302200      1,313        60,900       SH          OTHER                      SHARED
PETROLEO
BRASILEIRO
SA PETRO             ADR             71654V101      894          23,229       SH          OTHER                      SHARED
TEVA
PHARMACEUTICAL
INDS LTD             ADR             881624209      1,221        39,400       SH          OTHER                      SHARED
MAHANAGAR
TEL NIGAM
LTD                  ADR             559778402      478          75,400       SH          OTHER                      SHARED
GERDAU S A           ADR             373737105      1,162        70,439       SH          OTHER                      SHARED
SURGUTNEFTEGAZ
JSC                  ADR             868861204      616          17,300       SH          OTHER                      SHARED
INFOSYS TECHNOLOGIES
LTD                    ADR            456788108        1,187        16,100          SH      OTHER                      SHARED
CHINA NETCOM
GROUP CORP             ADR            16940Q101        29           1,050            SH     OTHER                            SHARED
AUTOLIV       COM            052800109      4,280          89,830          SH       OTHER                     SHARED
ITC LTD       GDR            Y4211T114      678            22,500          SH       OTHER                     SHARED
BRASKEM S A            ADR            105532105      520            12,836          SH      OTHER                      SHARED
COMPANHIA
ENERGETICA
DE MINAS      ADR            204409601      539            23,615         SH        OTHER                     SHARED
OIL CO
LUKOIL       ADR             677862104      407            3,000           SH       OTHER                     SHARED


                                                         Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                           0
                                                 ----------------------

Form 13F Information Table Entry Total:                     23
                                                 ----------------------

Form 13F Information Table Value Total:           $        26,841
                                                   --------------------
                                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the filing manager of this report.

NONE